Client Name:
Client Project Name:	CMLTI 2020-EXP1
Start - End Dates:	2/28/2020 - 3/26/2020
Deal Loan Count:	21

Conditions Report 2.0

Loans in Report:	21
Loans with Conditions:	18

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: DTI
51 - Total Satisfied Conditions

37 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Application
2 - Category: Assets
2 - Category: Credit/Mtg History
5 - Category: DTI
7 - Category: General Credit
6 - Category: Income/Employment
5 - Category: Insurance
3 - Category: Legal Documents
3 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
13 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Finance Charge Tolerance
4 - Category: Right of Rescission
3 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: LTV/CLTV
14 - Total Cancelled Conditions

5 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Assets
3 - Category: General Credit
9 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Finance Charge Tolerance
7 - Category: TILA/RESPA Integrated Disclosure

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